Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Invesco Management Trust
Entity Central Index Key	0001605283
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
C000217951 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Conservative Income Fund
Class Name	Class R6
Trading Symbol	ICIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Conservative Income Fund (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Conservative Income Fund (Class R6)	$31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• The Federal Open Market Committee (FOMC) lowered the target range of the effective federal funds rate by 1.00% in the last four months of 2024 to 4.25%-4.50% and then held policy rates steady for the eight months ending August 31, 2025. Despite Liberation Day/tariff induced volatility in the first half of 2025, short-term credit spreads improved on a year-over-year basis. Overall general corporate credit fundamentals remained strong despite the gradual slowing of the economy and because the Fund holds predominantly corporate bonds and commercial paper, performance of the Fund benefited from this broader market environment of abundant supply, declining yields, and improved credit spreads.
• For the fiscal year ended August 31, 2025, Class R6 shares of the Fund returned 5.04%. For the same time period, the ICE BofA US Treasury Bill Index (the "Benchmark") returned 4.54%.
What contributed to performance?
• The Fund's allocation to investment grade corporate bonds, asset-backed securities ("ABS") and money market securities contributed most to returns relative to the Benchmark.
•  During the period, the Fund increased its holdings of financial corporate debt which contributed most to relative performance. Cash securities with 1-7 day maturities, consumer cyclical corporate bonds, auto related ABS and industrial corporate bonds also contributed positively to relative return.
What detracted from performance?
•  The Fund's allocation to government securities was the main detractor from performance relative to the Benchmark.
•  The Fund's duration exposure to money market securities was a detractor to relative performance during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Conservative Income Fund (Class R6)	5.04%	2.97%	2.43%
ICE BofA US Treasury Bill Index	4.54%	2.91%	2.07%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.80%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,796,471,738
Holdings Count | Holding	224
Advisory Fees Paid, Amount	$ 3,817,006
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$1,796,471,738
Total number of portfolio holdings	224
Total advisory fees paid	$3,817,006
Portfolio turnover rate	48%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of August 31, 2025) Security type allocation (% of total investments)
C000142880 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Conservative Income Fund
Class Name	Institutional Class
Trading Symbol	ICIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Conservative Income Fund (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Conservative Income Fund (Institutional Class)	$29	0.28%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• The Federal Open Market Committee (FOMC) lowered the target range of the effective federal funds rate by 1.00% in the last four months of 2024 to 4.25%-4.50% and then held policy rates steady for the eight months ending August 31, 2025. Despite Liberation Day/tariff induced volatility in the first half of 2025, short-term credit spreads improved on a year-over-year basis. Overall general corporate credit fundamentals remained strong despite the gradual slowing of the economy and because the Fund holds predominantly corporate bonds and commercial paper, performance of the Fund benefited from this broader market environment of abundant supply, declining yields, and improved credit spreads.
•  For the fiscal year ended August 31, 2025, Institutional Class shares of the Fund returned 5.07%. For the same time period, the ICE BofA US Treasury Bill Index (the "Benchmark") returned 4.54%.
What contributed to performance?
•  The Fund's allocation to investment grade corporate bonds, asset-backed securities ("ABS") and money market securities contributed most to returns relative to the Benchmark.
•  During the period, the Fund increased its holdings of financial corporate debt which contributed most to relative performance. Cash securities with 1-7 day maturities, consumer cyclical corporate bonds, auto related ABS and industrial corporate bonds also contributed positively to relative return.
What detracted from performance?
•  The Fund's allocation to government securities was the main detractor from performance relative to the Benchmark.
•  The Fund's duration exposure to money market securities was a detractor to relative performance during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Conservative Income Fund (Institutional Class)	5.07%	2.98%	2.42%
ICE BofA US Treasury Bill Index	4.54%	2.91%	2.07%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.80%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,796,471,738
Holdings Count | Holding	224
Advisory Fees Paid, Amount	$ 3,817,006
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$1,796,471,738
Total number of portfolio holdings	224
Total advisory fees paid	$3,817,006
Portfolio turnover rate	48%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of August 31, 2025) Security type allocation (% of total investments)
C000217952 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Conservative Income Fund
Class Name	Class Y
Trading Symbol	ICIYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Conservative Income Fund (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Conservative Income Fund (Class Y)	$31	0.30%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%	[1]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• The Federal Open Market Committee (FOMC) lowered the target range of the effective federal funds rate by 1.00% in the last four months of 2024 to 4.25%-4.50% and then held policy rates steady for the eight months ending August 31, 2025. Despite Liberation Day/tariff induced volatility in the first half of 2025, short-term credit spreads improved on a year-over-year basis. Overall general corporate credit fundamentals remained strong despite the gradual slowing of the economy and because the Fund holds predominantly corporate bonds and commercial paper, performance of the Fund benefited from this broader market environment of abundant supply, declining yields, and improved credit spreads.
• For the fiscal year ended August 31, 2025, Class Y shares of the Fund returned 5.04%. For the same time period, the ICE BofA US Treasury Bill Index (the "Benchmark") returned 4.54%.
What contributed to performance?
•  The Fund's allocation to investment grade corporate bonds, asset-backed securities ("ABS") and money market securities contributed most to returns relative to the Benchmark.
•  During the period, the Fund increased its holdings of financial corporate debt which contributed most to relative performance. Cash securities with 1-7 day maturities, consumer cyclical corporate bonds, auto related ABS and industrial corporate bonds also contributed positively to relative return.
What detracted from performance?
•  The Fund's allocation to government securities was the main detractor from performance relative to the Benchmark.
•  The Fund's duration exposure to money market securities was a detractor to relative performance during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Conservative Income Fund (Class Y)	5.04%	2.97%	2.41%
ICE BofA US Treasury Bill Index	4.54%	2.91%	2.07%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.80%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,796,471,738
Holdings Count | Holding	224
Advisory Fees Paid, Amount	$ 3,817,006
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$1,796,471,738
Total number of portfolio holdings	224
Total advisory fees paid	$3,817,006
Portfolio turnover rate	48%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of August 31, 2025) Security type allocation (% of total investments)
C000199848 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Conservative Income Fund
Class Name	Class A
Trading Symbol	ICIVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Conservative Income Fund (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Conservative Income Fund (Class A)	$41	0.40%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%	[2]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• The Federal Open Market Committee (FOMC) lowered the target range of the effective federal funds rate by 1.00% in the last four months of 2024 to 4.25%-4.50% and then held policy rates steady for the eight months ending August 31, 2025. Despite Liberation Day/tariff induced volatility in the first half of 2025, short-term credit spreads improved on a year-over-year basis. Overall general corporate credit fundamentals remained strong despite the gradual slowing of the economy and because the Fund holds predominantly corporate bonds and commercial paper, performance of the Fund benefited from this broader market environment of abundant supply, declining yields, and improved credit spreads.
•  For the fiscal year ended August 31, 2025, Class A shares of the Fund returned 4.94%. For the same time period, the ICE BofA US Treasury Bill Index (the "Benchmark") returned 4.54%.
What contributed to performance?
•  The Fund's allocation to investment grade corporate bonds, asset-backed securities ("ABS") and money market securities contributed most to returns relative to the Benchmark.
•  During the period, the Fund increased its holdings of financial corporate debt which contributed most to relative performance. Cash securities with 1-7 day maturities, consumer cyclical corporate bonds, auto related ABS and industrial corporate bonds also contributed positively to relative return.
What detracted from performance?
•  The Fund's allocation to government securities was the main detractor from performance relative to the Benchmark.
•  The Fund's duration exposure to money market securities was a detractor to relative performance during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Conservative Income Fund (Class A)	4.94%	2.83%	2.30%
ICE BofA US Treasury Bill Index	4.54%	2.91%	2.07%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.80%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,796,471,738
Holdings Count | Holding	224
Advisory Fees Paid, Amount	$ 3,817,006
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2025)
Fund net assets	$1,796,471,738
Total number of portfolio holdings	224
Total advisory fees paid	$3,817,006
Portfolio turnover rate	48%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of August 31, 2025) Security type allocation (% of total investments)

[1]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[2]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.